BLACKROCK GOVERNMENT INCOME PORTFOLIO
BLACKROCK HIGH YIELD BOND PORTFOLIO
BLACKROCK LOW DURATION BOND PORTFOLIO
(the “Funds”)

Supplement dated March 2, 2009
to the Investor A1, B1, B2, C1 and C2 Shares Prospectus

This supplement to the prospectus is intended to provide clarification about certain expenses incurred by the Funds. The Annual Fund Operating Expenses table for each Fund in the prospectus includes both operating expenses as well as “Interest Expense” from investment transactions, both of which are required to be reported under Expenses and Fees. This supplement adds a new footnote explaining the reason for including Interest Expense and clarifies the net operating expenses after waivers and without Interest Expense.

The Prospectus is revised as set forth below.

BLACKROCK GOVERNMENT INCOME PORTFOLIO

The Expenses and Fees section applicable to the BlackRock Government Income Portfolio is deleted and replaced with the following:

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Investor B1 and Investor C1 Shares of the Government Income Fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees	Investor B1	Investor C1
(Fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	4.00%[1]	1.00%[2]

Redemption Fee	None	None

Exchange Fee	None	None

Annual Fund Operating Expenses	Investor B1	Investor C1
(Expenses that are deducted from Fund assets)	Shares	Shares

Management Fee	0.48%	0.48%

Distribution and/or Service (12b-1) Fees	0.75%	0.80%

Other Expenses	0.45%	0.56%

Interest Expense[3]	0.56%	0.57%

Acquired Fund Fees and Expenses	0.02%	0.02%

Total Annual Fund Operating Expenses[4,5]	2.26%	2.43%

1	There is no contingent deferred sales charge (CDSC) on Investor B1 Shares after six years. As of October 2, 2006, Investor B1 Shares generally are no longer available for purchase or exchange but continue to be available for dividend and capital gain reinvestment. Investor B1 Shares automatically convert to Investor A Shares approximately ten years after you buy them and will no longer be subject to distribution fees.

2	There is no CDSC on Investor C1 Shares after one year. As of October 2, 2006, Investor C1 Shares generally are no longer available for purchase or exchange but continue to be available for dividend and capital gain reinvestment.

3	Interest Expense is required to be reported as part of operating expenses of the Fund for accounting purposes. The Fund incurs Interest Expense when making certain investments, such as reverse repurchase agreements and/or dollar roll transactions to seek to enhance the yield and total return of the portfolio. The amount of Interest Expense (if any) will fluctuate with the Fund’s use of those investments. The associated income or gain realized from such investments is not reflected in Expenses and Fees above.

4	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s annual report, which does not include Acquired Fund Fees and Expenses.

5	BlackRock has agreed to voluntarily waive or reimburse fees or expenses such that Net Annual Fund Operating Expenses would not exceed 1.47% (for Investor B1 Shares) and 1.53% (for Investor C1 Shares) (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses).

(footnotes continued on following page)

The voluntary waiver or reimbursement may be reduced or discontinued at any time. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses (including all waivers/ reimbursements and excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) were as follows:

Annual Fund Operating Expenses	Investor B1	Investor C1
(Expenses that are deducted from Fund assets)	Shares	Shares

Net Annual Fund Operating Expenses[5]	1.45%	1.53%

See the “Management of the Funds” section for a discussion of these waivers and reimbursements.

BLACKROCK HIGH YIELD BOND PORTFOLIO

The Expenses and Fees section applicable to the BlackRock High Yield Bond Portfolio is deleted and replaced with the following:

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Investor B1 or Investor C1 Shares of the High Yield Fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees	Investor B1	Investor C1
(Fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	4.00%[1]	1.00%[2]

Redemption Fee[3]	2.00%	2.00%

Exchange Fee	— [3]	— [3]

Annual Fund Operating Expenses	Investor B1	Investor C1
(Expenses that are deducted from Fund assets)	Shares	Shares

Management Fee	0.48%	0.48%

Distribution and/or Service (12b-1) Fees	0.75%	0.80%

Other Expenses	0.26%	0.31%

Interest Expense[4]	0.03%	0.03%

Acquired Fund Fees and Expenses	0.02%	0.02%

Total Annual Fund Operating Expenses[5,6]	1.54%	1.64%

1	There is no contingent deferred sales charge (CDSC) on Investor B1 Shares after six year. As of October 2, 2006, Investor B1 Shares generally are no longer available for purchase or exchange but continue to be available for dividend and capital gain reinvestment. Investor B1 Shares automatically convert to Investor A Shares approximately ten years after you buy them and will no longer be subject to distribution fees.

2	There is no CDSC on Investor C1 Shares after one year. As of October 2, 2006, Investor C1 Shares generally are no longer available for purchase or exchange but continue to be available for dividend and capital gain reinvestment.

3	The Fund charges a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. See “Redemption Fee” for more information.

4	Interest Expense is required to be reported as part of operating expenses of the Fund for accounting purposes. The Fund incurs Interest Expense when making certain investments, such as reverse repurchase agreements and/or dollar roll transactions to seek to enhance the yield and total return of the portfolio. The amount of Interest Expense (if any) will fluctuate with the Fund’s use of those investments. The associated income or gain realized from such investments is not reflected in Expenses and Fees above.

5	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s annual report, which does not include Acquired Fund Fees and Expenses.

6	BlackRock has agreed to voluntarily waive or reimburse fees or expenses such that Net Annual Fund Operating Expenses would not exceed 1.44% (for Investor B1 Shares) and 1.49% (for Investor C1 Shares) (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses).

The voluntary waiver or reimbursement may be reduced or discontinued at any time. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses (including all waivers/ reimbursements and excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) were as follows:

Annual Fund Operating Expenses	Investor B1	Investor C1
(Expenses that are deducted from Fund assets)	Shares	Shares

Net Annual Fund Operating Expenses[6]	1.42%	1.49%

See the “Management of the Funds” section for a discussion of these waivers and reimbursements.

BLACKROCK LOW DURATION BOND PORTFOLIO

The Expenses and Fees section applicable to the BlackRock Low Duration Bond Portfolio is deleted and replaced with the following:

Expenses and Fees

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The table below explains your pricing options and describes the fees and expenses that you may pay if you buy and hold Investor A1, Investor B1, Investor B2, Investor C1 and Investor C2 Shares of the Low Duration Fund. The “Annual Fund Operating Expenses” table is based on expenses for the most recent fiscal year (restated to reflect current fees).

Shareholder Fees	Investor A1	Investor B1	Investor B2	Investor C1	Investor C2
(Fees paid directly from your investment)	Shares1	Shares	Shares	Shares	Shares

Maximum Sales Charge (Load) Imposed on

Purchases (as percentage of offering price)	1.00%	None	None	None	None

Maximum Deferred Sales Charge (Load)
(as percentage of offering price or
redemption proceeds, whichever is lower)	None	4.00%[2]	1.00%[3]	1.00%[4]	1.00%[4]

Redemption Fee	None	None	None	None	None

Exchange Fee	None	None	None	None	None

Annual Fund Operating Expenses	Investor A1	Investor B1	Investor B2	Investor C1	Investor C2
(Expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares	Shares

Management Fee	0.49%	0.49%	0.49%	0.49%	0.49%

Distribution and/or Service (12b-1) Fees	0.10%	0.75%	0.40%	0.80%	0.40%

Other Expenses	0.31%	0.40%	0.34%	0.25%	0.25%

Interest Expense[5]	0.02%	0.02%	0.03%	0.02%	0.02%

Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[6,7]	0.93%	1.67%	1.27%	1.57%	1.17%

1	As of October 2, 2006, Investor A1 Shares generally are no longer available for purchase or exchange but continue to be available for dividend and capital gain reinvestment.

2	The contingent deferred sales charge (CDSC) is 4.00% if shares are redeemed within two years. The CDSC for Investor B1 Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B1 Shares. (See the section “Details About the Share Classes — Investor B1 and B2 Shares” for complete schedule of CDSCs.) As of October 2, 2006, Investor B1 Shares generally are no longer available for purchase or exchange but continue to be available for dividend and capital gain reinvestment. Investor B1 Shares automatically convert to Investor A1 Shares approximately ten years after you buy them and will no longer be subject to distribution fees.

3	The CDSC is 1.00% if shares are redeemed within the first year. The CDSC for Investor B2 Shares decreases for redemptions made in subsequent years. After three years there is no CDSC on Investor B2 Shares. (See the section “Details About the Share Classes — Investor B1 and B2 Shares” for complete schedule of CDSCs.) As of October 2, 2006, Investor B2 Shares generally are no longer available for purchase or exchange but continue to be available for dividend and capital gain reinvestment. Investor B2 Shares automatically convert to Investor A1 Shares approximately ten years after you buy them and will no longer be subject to distribution fees.

4	There is no CDSC on Investor C1 and C2 Shares after one year. As of October 2, 2006, Investor C1 and C2 Shares generally are no longer available for purchase or exchange but continue to be available for dividend and capital gain reinvestment.

5	Interest Expense is required to be reported as part of operating expenses of the Fund for accounting purposes. The Fund incurs Interest Expense when making certain investments, such as reverse repurchase agreements and/or dollar roll transactions to seek to enhance the yield and total return of the portfolio. The amount of Interest Expense (if any) will fluctuate with the Fund’s use of those investments. The associated income or gain realized from such investments is not reflected in Expenses and Fees above.

6	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s annual report, which does not include Acquired Fund Fees and Expenses.

7	BlackRock has agreed to voluntarily waive or reimburse fees or expenses such that Net Annual Fund Operating Expenses would not exceed 0.62% (for Investor A1 Shares), 1.29% (for Investor B1 Shares), 0.94% (for Investor B2 Shares), 1.33% (for Investor C1 Shares) and 0.94% (for Investor C2 Shares) (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses).

The voluntary waiver or reimbursement may be reduced or discontinued at any time. After giving effect to all applicable expense limitation provisions, the Net Annual Fund Operating Expenses (including all waivers/ reimbursements and excluding Interest Expenses, Acquired Fund Fees and Expenses and certain other Fund expenses) were as follows:

Annual Fund Operating Expenses	Investor A1	Investor B1	Investor B2	Investor C1	Investor C2
(Expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares	Shares

Net Annual Fund Operating Expenses[7]	0.62%	1.29%	0.93%	1.30%	0.92%

See the “Management of the Funds” section for a discussion of these waivers and reimbursements.